Stockholders' Equity (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Common stock shares authorized	2,000,000,000		2,000,000,000	2,000,000,000
Common stock par value | $ / shares	$ 0.001		$ 0.001	$ 0.001
Common stock shares issued	53,468,563		31,743,797	19,969,341
Common stock shares outstanding	53,468,563		31,743,797	19,969,341
Number of shares issued	3,096,483			421,797
Number of shares issued, value | $	$ 309,450			$ 1,358,726
Common stock issued for services				100,000
Common stock issued for services, value | $	$ (250,393)
Common stock issued for debt conversions, shares			347,400
Number of shares issued for debt | $			$ 4,828,204
Preferred stock shares authorized	20,000,000		20,000,000	20,000,000
Preferred stock par value | $ / shares	$ 0.001		$ 0.001	$ 0.001
Preferred stock shares issued	3,583,860		3,773,592
Preferred stock shares outstanding	3,583,860		3,773,592
Common Stock [Member]
Number of shares issued	3,040,239		11,180,289
Number of shares issued, value | $	$ 334,048		$ 1,590,801
Common stock issued for services	2,220,944
Common stock issued for services, value | $	$ 250,392
Gain on extinguishment of debt | $	$ 134,487
Series A Preferred Stock [Member]
Number of shares issued	13,367,100		62,854	960,929
Number of shares issued, value | $	$ 3,361,540		$ 407,973	$ 2,201,963
Common stock issued for services			218,000
Common stock issued for services, value | $	$ 365,990		$ 942,644	$ 334,880
Common stock issued for debt conversions, shares	1,276,710
Number of shares issued for debt, shares	343,279
Number of shares issued for debt | $	$ 1,011,797
Number of shares issued for reduction of accounts payable | $	272,976
Number of shares issued for reduction of accrued payroll | $	387,751
Gain on extinguishment of debt | $	$ 294,530		$ 771,737
Preferred stock shares authorized	5,000,000		5,000,000	5,000,000
Preferred stock par value | $ / shares	$ 0.001		$ 0.001	$ 0.001
Preferred stock shares issued	3,583,860		3,773,592	1,627,000
Preferred stock shares outstanding	3,583,860		3,773,592	1,627,000
Percentage of liquidation preference	1.00		1.00
Preferred stock liquidation preference per share | $ / shares	$ 5.00
Series A Preferred Stock [Member] | Minimum [Member]
Proceeds from issuance of public offering | $	$ 5,000,000
Settlement of Debt [Member]
Number of shares issued	3,040,239
Number of shares issued, value | $	$ 334,048
Debentures [Member] | Series A Preferred Stock [Member]
Number of shares issued	743,699
Number of shares issued, value | $	$ 1,116,110
Issuance of shares during period	343,279
Accrued payroll and accounts payable | $	$ 1,011,797